Stockholders' Equity - Schedule of Assumptions Used in Black-Scholes Model to Options Issued (Details) (10K)	12 Months Ended
Dec. 31, 2017
Risk free interest rate, minimum	1.90%
Risk free interest rate, maximum	2.11%
Expected volatility	36.00%
Expected dividends	0.00%
Minimum [Member]
Expected term (years)	6 years 2 months 1 day
Maximum [Member]
Expected term (years)	6 years 2 months 30 days